Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenue
Commercialization revenue	$ 2,011	$ 1,958	$ 6,815	$ 5,438
Milestone revenue			1,172
Interest revenue		2	1	23
Other revenue		(45)
Total Revenue	2,011	1,915	7,988	5,461
Clinical trial and research & development	(1,592)	(4,392)	(7,823)	(17,802)
Manufacturing production & development	(6,366)	(7,181)	(20,855)	(24,859)
Employee benefits
Salaries and employee benefits	(4,522)	(7,000)	(15,192)	(21,768)
Defined contribution superannuation expenses	(98)	(90)	(313)	(281)
Equity settled share-based payment transactions	(1,889)	(2,020)	(4,445)	(10,440)
Total Employee benefits	(6,509)	(9,110)	(19,950)	(32,489)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(283)	(280)	(852)	(723)
Right of use asset depreciation	(442)	(410)	(1,282)	(1,249)
Intellectual property amortization	(389)	(393)	(1,175)	(1,163)
Total Depreciation and amortization of non-current assets	(1,114)	(1,083)	(3,309)	(3,135)
Other Management & administration expenses
Overheads & administration	(2,374)	(1,879)	(7,442)	(5,625)
Consultancy	(737)	(1,054)	(2,514)	(4,050)
Legal, patent and other professional fees	(1,926)	(2,633)	(4,647)	(5,528)
Intellectual property expenses (excluding the amount amortized above)	(789)	(528)	(2,212)	(1,808)
Total Other Management & administration expenses	(5,826)	(6,094)	(16,815)	(17,011)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	672	1,534	601	18,103
Total Fair value remeasurement of contingent consideration	672	1,534	601	18,103
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	896		3,048
Total Fair value remeasurement of warrant liability	896		3,048
Other operating income and expenses
Government grant revenue		39		56
Foreign exchange gains/(losses)	336	986	(10)	1,364
Foreign withholding tax paid	56		(3)
Total Other operating income and expenses	392	1,025	(13)	1,420
Finance (costs)/gains
Remeasurement of borrowing arrangements	387	723	(450)	4,678
Interest expense	(4,298)	(3,950)	(12,501)	(11,871)
Total Finance costs	(3,911)	(3,227)	(12,951)	(7,193)
Loss before income tax	$ (21,347)	$ (26,613)	$ (70,079)	$ (77,505)